Warrants and warrant liability - Disclosure of Warrant liability transactions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Warrant Liability Transactions [Line Items]
Number of share warrant liability outstanding, beginning of year	100,000	0
Number of share warrant liability, Granted	14,000,000	100,000
Change in fair value of share warrant liability	0	0
Number of share warrant liability outstanding, end of year	14,100,000	100,000
Weighted average exercise price of warrant liabilities outstanding, beginning of year	$ 19.5	$ 0
Weighted average exercise price of warrant liabilities, Granted	3	19.5
Change in fair value of weighted average exercise price	0	0
Weighted average exercise price of warrant liabilities outstanding, end of year	$ 3.12	$ 19.5
Fair value of warrant liability outstanding, beginning of year	$ 132,200	$ 0
Fair value of warrant liability, Granted	8,918,500	519,100
Change in fair value of warrant liability	(3,490,900)	(386,900)
Fair value of warrant liability outstanding, end of year	$ 5,559,800	$ 132,200